Capital and other reserves - Schedule of Capital and Other Reserves (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Equity	SFr 969.5	SFr 848.4	SFr 245.1	SFr 64.4
Capital reserves
Disclosure of reserves within equity [line items]
Equity	1,105.1	1,044.0	276.4	67.2
Share premium
Disclosure of reserves within equity [line items]
Equity	756.9	756.9
Legal reserves
Disclosure of reserves within equity [line items]
Equity	33.8	11.0
Equity transaction costs
Disclosure of reserves within equity [line items]
Equity	(8.7)	(8.7)
Tax impact on equity transaction costs
Disclosure of reserves within equity [line items]
Equity	1.3	1.3
Share-based compensation
Disclosure of reserves within equity [line items]
Equity	321.8	283.6
Other reserves
Disclosure of reserves within equity [line items]
Equity	0.0	(3.4)	SFr (3.1)	SFr (1.8)
Exchange differences
Disclosure of reserves within equity [line items]
Equity	(1.0)	(0.9)
Actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	1.3	(3.1)
Taxes on actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	SFr (0.2)	SFr 0.6